- Balance Sheet Presentation (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Line Items]
Other current assets	$ 322,000,000
Other non-current assets	36,000,000
Total other assets	$ 358,000,000
Predecessor
Other Assets [Line Items]
Other current assets		$ 257,000,000
Other non-current assets		81,000,000
Total other assets		$ 338,000,000